SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
22.	SHAREHOLDERS' EQUITY

Share repurchase program

On June 30, 2010, the Company announced a share repurchase program authorized by the Board of Directors. Pursuant to the program, the Company repurchased 1,700,656 ADSs, representing 5,101,968 ordinary shares, with a total consideration of US$11,416 during 2010. The shares repurchased by the Company were all cancelled before December 31, 2010.

On September 30, 2011, the Company announced a share repurchase program authorized by the Board of Directors. Pursuant to the program, the Company repurchased 316,645 ADSs, representing 949,935 ordinary shares, with a total consideration of US$1,087 for the year ended December 31, 2011.

On October 9, 2012, the Company announced that its Board of Directors had approved the extension of its previously announced share repurchase program until the aggregate value of the shares repurchased reaches US$20,000. Pursuant to the program, the Company repurchased 1,972,063 ADSs, representing 5,916,189 ordinary shares, with a total consideration of US$6,950 for the year ended December 31, 2012.

Special dividend

On September 30, 2011, the board of directors paid a special dividend of US$0.06 per ordinary share to shareholders of record on August 31, 2011, amounting to US$8,541 in total. No dividend has been declared for the year ended December 31, 2012.